Pioneer Select Mid Cap Growth Fund
Schedule of Investments  |  August 31, 2022

A: PGOFX	C: GOFCX	K: PSMKX	R: PGRRX	Y: GROYX

Schedule of Investments  |  8/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.4% of Net Assets
	Aerospace & Defense — 1.3%
107,076	Huntington Ingalls Industries, Inc.	$ 24,655,320
	Total Aerospace & Defense	$24,655,320
	Air Freight & Logistics — 0.8%
127,696	CH Robinson Worldwide, Inc.	$ 14,576,498
	Total Air Freight & Logistics	$14,576,498
	Banks — 0.5%
21,671(a)	SVB Financial Group	$ 8,809,695
	Total Banks	$8,809,695
	Beverages — 1.3%
228,304(a)	Celsius Holdings, Inc.	$ 23,627,181
	Total Beverages	$23,627,181
	Biotechnology — 3.4%
157,312(a)	Alnylam Pharmaceuticals, Inc.	$ 32,511,671
207,563(a)	Fate Therapeutics, Inc.	5,425,697
356,539(a)	Natera, Inc.	17,563,111
334,099(a)	Replimune Group, Inc.	6,367,927
	Total Biotechnology	$61,868,406
	Building Products — 0.2%
65,842(a)	Trex Co., Inc.	$ 3,080,747
	Total Building Products	$3,080,747
	Capital Markets — 3.5%
99,575	MSCI, Inc.	$ 44,733,073
265,121	Tradeweb Markets, Inc., Class A	18,449,770
	Total Capital Markets	$63,182,843
	Chemicals — 1.5%
117,627	Cabot Corp.	$ 8,465,615
35,774	Sherwin-Williams Co.	8,303,145
104,279	Sociedad Quimica y Minera de Chile S.A. (A.D.R.)	10,394,531
	Total Chemicals	$27,163,291
	Communications Equipment — 1.5%
114,213	Motorola Solutions, Inc.	$ 27,800,586
	Total Communications Equipment	$27,800,586
	Construction & Engineering — 1.0%
63,534	Valmont Industries, Inc.	$ 17,587,482
	Total Construction & Engineering	$17,587,482
1Pioneer Select Mid Cap Growth Fund |  | 8/31/22

Shares		Value
	Construction Materials — 0.6%
33,608	Martin Marietta Materials, Inc.	$ 11,685,838
	Total Construction Materials	$11,685,838
	Containers & Packaging — 0.4%
1,256,954(a)	Ranpak Holdings Corp.	$ 6,649,287
	Total Containers & Packaging	$6,649,287
	Distributors — 0.4%
23,133	Pool Corp.	$ 7,846,482
	Total Distributors	$7,846,482
	Diversified Consumer Services — 0.6%
174,694	Service Corp. International	$ 10,780,367
	Total Diversified Consumer Services	$10,780,367
	Electrical Equipment — 3.1%
149,745(a)	Generac Holdings, Inc.	$ 33,005,296
39,526	Rockwell Automation, Inc.	9,365,290
412,792(a)	Sunrun, Inc.	13,634,520
	Total Electrical Equipment	$56,005,106
	Electronic Equipment, Instruments & Components — 4.7%
522,006	Amphenol Corp., Class A	$ 38,383,101
106,726	CDW Corp.	18,218,128
1,012,245(a)	Flex, Ltd.	18,028,084
269,232	National Instruments Corp.	10,704,664
	Total Electronic Equipment, Instruments & Components	$85,333,977
	Energy Equipment & Services — 0.5%
211,777	Cactus, Inc., Class A	$ 8,460,491
	Total Energy Equipment & Services	$8,460,491
	Entertainment — 1.8%
111,723(a)	Live Nation Entertainment, Inc.	$ 10,095,290
97,206(a)	Spotify Technology S.A.	10,512,829
916,197(a)	Warner Bros Discovery, Inc.	12,130,449
	Total Entertainment	$32,738,568
	Equity Real Estate Investment Trusts (REITs) — 1.6%
358,548	Americold Realty Trust, Inc.	$ 10,548,483
86,459	Duke Realty Corp.	5,088,112
53,174	Iron Mountain, Inc.	2,797,484
31,748	SBA Communications Corp.	10,326,037
	Total Equity Real Estate Investment Trusts (REITs)	$28,760,116
Pioneer Select Mid Cap Growth Fund |  | 8/31/222

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Shares		Value
	Food & Staples Retailing — 0.6%
154,992(a)	BJ's Wholesale Club Holdings, Inc.	$ 11,545,354
	Total Food & Staples Retailing	$11,545,354
	Food Products — 1.2%
78,124	Hershey Co.	$ 17,552,119
258,999(a)	Nomad Foods, Ltd.	4,581,692
	Total Food Products	$22,133,811
	Gas Utilities — 0.4%
92,603	National Fuel Gas Co.	$ 6,599,816
	Total Gas Utilities	$6,599,816
	Health Care Equipment & Supplies — 5.7%
221,923(a)	Dexcom, Inc.	$ 18,244,290
93,648(a)	Insulet Corp.	23,924,254
91,363(a)	Penumbra, Inc.	14,999,064
127,252	ResMed, Inc.	27,985,260
60,998(a)	Shockwave Medical, Inc.	18,107,866
	Total Health Care Equipment & Supplies	$103,260,734
	Health Care Providers & Services — 2.6%
42,037(a)	Amedisys, Inc.	$ 4,979,283
21,422	AmerisourceBergen Corp.	3,139,608
94,854(a)	Molina Healthcare, Inc.	32,000,894
255,298(a)	Option Care Health, Inc.	7,904,026
	Total Health Care Providers & Services	$48,023,811
	Health Care Technology — 1.2%
113,245(a)	Veeva Systems, Inc., Class A	$ 22,571,993
	Total Health Care Technology	$22,571,993
	Hotels, Restaurants & Leisure — 5.1%
242,561(a)	Brinker International, Inc.	$ 5,945,170
20,506(a)	Chipotle Mexican Grill, Inc.	32,743,981
350,613(a)	DraftKings, Inc., Class A	5,630,845
99,745(a)	Expedia Group, Inc.	10,238,824
130,804	Papa John's International, Inc.	10,572,887
147,969(a)	Planet Fitness, Inc., Class A	10,024,900
600,305	Wendy's Co.	11,513,850
99,199	Wyndham Hotels & Resorts, Inc.	6,481,663
	Total Hotels, Restaurants & Leisure	$93,152,120
	Household Durables — 0.4%
42,550(a)	TopBuild Corp.	$ 7,818,988
	Total Household Durables	$7,818,988
3Pioneer Select Mid Cap Growth Fund |  | 8/31/22

Shares		Value
	Insurance — 1.1%
108,068	Arthur J Gallagher & Co.	$ 19,621,907
	Total Insurance	$19,621,907
	Interactive Media & Services — 0.6%
61,620(a)	IAC, Inc.	$ 3,960,317
110,249(a)	Match Group, Inc.	6,232,376
	Total Interactive Media & Services	$10,192,693
	IT Services — 5.2%
83,773(a)	Akamai Technologies, Inc.	$ 7,563,026
162,524(a)	Cloudflare, Inc., Class A	10,169,127
32,003(a)	EPAM Systems, Inc.	13,649,280
533,956	Genpact, Ltd.	25,085,253
47,189(a)	MongoDB, Inc.	15,235,441
287,798	SS&C Technologies Holdings, Inc.	16,047,616
88,573(a)	Twilio, Inc., Class A	6,162,909
	Total IT Services	$93,912,652
	Life Sciences Tools & Services — 4.8%
260,618	Agilent Technologies, Inc.	$ 33,424,258
265,360	Bruker Corp.	14,860,160
58,635(a)	Charles River Laboratories International Inc	12,034,834
85,512(a)	IQVIA Holdings, Inc.	18,184,982
43,899(a)	Repligen Corp.	9,630,124
	Total Life Sciences Tools & Services	$88,134,358
	Machinery — 0.4%
53,720(a)	Middleby Corp.	$ 7,726,010
	Total Machinery	$7,726,010
	Marine — 0.7%
192,476(a)	Kirby Corp.	$ 12,907,441
	Total Marine	$12,907,441
	Media — 0.9%
82,647	Nexstar Media Group, Inc., Class A	$ 15,812,024
	Total Media	$15,812,024
	Metals & Mining — 0.6%
331,101	Teck Resources, Ltd., Class B	$ 11,207,769
	Total Metals & Mining	$11,207,769
	Multiline Retail — 0.6%
44,939	Dollar General Corp.	$ 10,669,417
	Total Multiline Retail	$10,669,417
Pioneer Select Mid Cap Growth Fund |  | 8/31/224

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — 5.0%
1,235,963(a)	Comstock Resources, Inc.	$ 24,224,875
494,983	EQT Corp.	23,660,187
360,234	Occidental Petroleum Corp.	25,576,614
318,679	Ovintiv, Inc.	16,934,602
	Total Oil, Gas & Consumable Fuels	$90,396,278
	Professional Services — 4.7%
2,514,966(a)	Clarivate Plc	$ 29,349,653
274,650	Thomson Reuters Corp.	30,216,993
140,326	Verisk Analytics, Inc.	26,263,414
	Total Professional Services	$85,830,060
	Real Estate Management & Development — 0.4%
84,620(a)	CBRE Group, Inc., Class A	$ 6,681,595
	Total Real Estate Management & Development	$6,681,595
	Road & Rail — 0.6%
116,648	TFI International, Inc.	$ 11,640,304
	Total Road & Rail	$11,640,304
	Semiconductors & Semiconductor Equipment — 4.9%
199,523(a)	Advanced Micro Devices, Inc.	$ 16,933,517
47,408(a)	Enphase Energy, Inc.	13,579,548
189,222	Marvell Technology, Inc.	8,859,374
320,844	Micron Technology, Inc.	18,137,311
72,830	MKS Instruments, Inc.	7,254,596
32,053(a)	SiTime Corp.	3,410,760
72,996(a)	SolarEdge Technologies, Inc.	20,144,706
	Total Semiconductors & Semiconductor Equipment	$88,319,812
	Software — 14.8%
57,785(a)	Atlassian Corp. Plc, Class A	$ 14,311,033
43,775(a)	Bill.com Holdings, Inc.	7,086,297
126,914(a)	Crowdstrike Holdings, Inc., Class A	23,175,766
150,374(a)	Datadog, Inc., Class A	15,781,751
430,019(a)	Fortinet, Inc.	20,937,625
16,042(a)	HubSpot, Inc.	5,406,796
470,964	NortonLifeLock, Inc.	10,639,077
63,582(a)	Palo Alto Networks, Inc.	35,403,093
74,524(a)	Paycom Software, Inc.	26,172,829
27,104(a)	ServiceNow, Inc.	11,779,940
132,490(a)	Smartsheet, Inc., Class A	4,407,942
149,945(a)	Splunk, Inc.	13,499,548
145,377(a)	Synopsys, Inc.	50,303,350
5Pioneer Select Mid Cap Growth Fund |  | 8/31/22

Shares		Value
	Software — (continued)
191,070(a)	Tenable Holdings, Inc.	$ 7,568,283
195,806(a)	Trade Desk, Inc., Class A	12,277,036
122,843(a)	Zendesk, Inc.	9,430,657
	Total Software	$268,181,023
	Specialty Retail — 4.4%
22,243	Advance Auto Parts, Inc.	$ 3,751,059
15,666(a)	AutoZone, Inc.	33,199,544
106,212(a)	Floor & Decor Holdings, Inc., Class A	8,641,408
114,113	Ross Stores, Inc.	9,844,528
58,531	Tractor Supply Co.	10,837,015
23,434(a)	Ulta Beauty, Inc.	9,839,234
128,968(a)	Victoria's Secret & Co.	4,312,690
	Total Specialty Retail	$80,425,478
	Technology Hardware, Storage & Peripherals — 0.4%
256,007(a)	Pure Storage, Inc., Class A	$ 7,416,523
	Total Technology Hardware, Storage & Peripherals	$7,416,523
	Textiles, Apparel & Luxury Goods — 1.6%
84,149(a)	Lululemon Athletica, Inc.	$ 25,241,334
89,697(a)	Skechers USA, Inc., Class A	3,390,547
	Total Textiles, Apparel & Luxury Goods	$28,631,881
	Trading Companies & Distributors — 1.8%
59,126	WW Grainger, Inc.	$ 32,811,383
	Total Trading Companies & Distributors	$32,811,383
	Total Common Stocks (Cost $1,444,683,030)	$1,806,237,516

Pioneer Select Mid Cap Growth Fund |  | 8/31/226

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 0.6% of Net Assets
	Open-End Fund — 0.6%
10,252,841(b)	Dreyfus Government Cash Management, Institutional Shares, 2.11%	$ 10,252,841
		$10,252,841
	TOTAL SHORT TERM INVESTMENTS (Cost $10,252,841)	$10,252,841
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $1,454,935,871)	$1,816,490,357
	OTHER ASSETS AND LIABILITIES — 0.0%†	$229,889
	net assets — 100.0%	$1,816,720,246

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2022.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of August 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,806,237,516	$—	$—	$1,806,237,516
Open-End Fund	10,252,841	—	—	10,252,841
Total Investments in Securities	$1,816,490,357	$—	$—	$1,816,490,357
During the period ended August 31, 2022, there were no transfers in or out of Level 3.
7Pioneer Select Mid Cap Growth Fund |  | 8/31/22